GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Separate Financial Statements [Abstract]
Disclosure of subsidiaries
CONDENSED CONSOLIDATED BALANCE SHEETS

As at December 31, 2018	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$67.6	$14.2	$16.7	$—	$98.5
Trade and other receivables	14.6	4.1	5.6	—	24.3
Inventories	6.6	86.7	87.7	—	181.0
Other financial assets	3.6	—	3.8	—	7.4
Other assets	2.4	43.5	72.1	—	118.0
Assets held for sale	—	—	—	—	—
Intercompany receivables	—	101.8	180.2	(282.0)	—
	$94.8	$250.3	$366.1	$(282.0)	$429.2
Non-current assets:
Property, plant and equipment	73.7	2,555.1	4,067.6	—	6,696.4
Goodwill and other intangible assets	31.6	4.0	364.2	—	399.8
Investment in associate	4,824.0	494.1	—	(5,172.1)	146.0
Deferred tax assets	72.6	9.4	6.5	—	88.5
Other financial assets	9.9	1.9	7.1	—	18.9
Other assets	—	137.5	96.6	—	234.1
Intercompany receivables	1,069.9	1,193.2	—	(2,263.1)	—
Total assets	$6,176.5	$4,645.5	$4,908.1	$(7,717.2)	$8,012.9
Liabilities
Current liabilities:
Trade and other payables	$61.1	$145.9	$87.8	$—	$294.8
Income taxes payable	—	25.3	7.2	—	32.5
Other financial liabilities	5.9	42.8	13.6	—	62.3
Other provisions and liabilities	59.6	15.5	31.7	—	106.8
Liabilities relating to assets held for sale	—	—	—	—	—
Intercompany payables	282.0	—	—	(282.0)	—
	$408.6	$229.5	$140.3	$(282.0)	$496.4
Non-current liabilities:
Long-term debt	1,756.8	—	—	—	1,756.8
Decommissioning, restoration and similar liabilities	—	144.3	96.9	—	241.2
Deferred tax liabilities	2.3	325.8	801.2	—	1,129.3
Other financial liabilities	19.5	32.3	24.2	—	76.0
Other provisions and liabilities	—	60.2	229.0	—	289.2
Intercompany payables	—	1,731.2	531.9	(2,263.1)	—
Total liabilities	$2,187.2	$2,523.3	$1,823.5	$(2,545.1)	$3,988.9
Equity
Equity attributable to Yamana Gold Inc. equity holders	$3,989.3	$2,122.2	$3,049.9	$(5,172.1)	$3,989.3
Non-controlling interests	—	—	34.7	—	34.7
Total equity	$3,989.3	$2,122.2	$3,084.6	$(5,172.1)	$4,024.0
Total liabilities and equity	$6,176.5	$4,645.5	$4,908.1	$(7,717.2)	$8,012.9

As at December 31, 2017(i)	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$98.2	$16.8	$33.9	$—	$148.9
Trade and other receivables	24.4	10.5	3.7	—	38.6
Inventories	11.8	77.7	74.0	—	163.5
Other financial assets	2.6	—	10.6	—	13.2
Other assets	3.1	67.2	49.1	—	119.4
Assets held for sale	—	—	355.8	—	355.8
Intercompany receivables	—	91.9	53.2	(145.1)	—
	$140.1	$264.1	$580.3	$(145.1)	$839.4
Non-current assets:
Property, plant and equipment	24.4	2,575.4	4,553.4	—	7,153.2
Goodwill and other intangible assets	34.8	5.4	409.3	—	449.5
Investment in associate	4,558.3	539.1	—	(5,097.4)	—
Deferred tax assets	73.0	14.7	10.1	—	97.8
Other financial assets	17.3	3.5	5.3	—	26.1
Other assets	—	105.5	91.8	—	197.3
Intercompany receivables	1,486.1	1,277.6	—	(2,763.7)	—
Total assets	$6,334.0	$4,785.3	$5,650.2	$(8,006.2)	$8,763.3
Liabilities
Current liabilities:
Trade and other payables	$53.4	$148.7	$143.3	$—	$345.4
Income taxes payable	—	87.1	4.7	—	91.8
Other financial liabilities	121.4	54.5	27.2	—	203.1
Other provisions and liabilities	1.0	9.3	46.4	—	56.7
Liabilities relating to assets held for sale	—	—	83.7	—	83.7
Intercompany payables	145.1	—	—	(145.1)	—
	$320.9	$299.6	$305.3	$(145.1)	$780.7
Non-current liabilities:
Long-term debt	1,673.2	—	74.5	—	1,747.7
Decommissioning, restoration and similar liabilities	—	143.6	114.6	—	258.2
Deferred tax liabilities	5.5	307.2	834.4	—	1,147.1
Other financial liabilities	21.0	29.4	35.3	—	85.7
Other provisions and liabilities	—	69.5	227.1	—	296.6
Intercompany payables	—	1,742.9	1,020.8	(2,763.7)	—
Total liabilities	$2,020.6	$2,592.2	$2,612.0	$(2,908.8)	$4,316.0
Equity
Equity attributable to Yamana Gold Inc. equity holders	$4,313.4	$2,193.1	$3,019.5	$(5,212.6)	$4,313.4
Non-controlling interests	—	—	18.7	115.2	133.9
Total equity	$4,313.4	$2,193.1	$3,038.2	$(5,097.4)	$4,447.3
Total liabilities and equity	$6,334.0	$4,785.3	$5,650.2	$(8,006.2)	$8,763.3

(i)
Comparatives in respect of certain balances have been reclassified to conform to the change in presentation adopted in the current period, including the removal of certain assets as guarantors following their respective sales. Additionally, certain balances previously included as Guarantors Subsidiaries have been recast as they relate to Canadian Malartic General Partnership, a Non-Guarantor.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

For the year ended December 31, 2018	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Revenue	$1,654.0	$1,382.8	$803.5	$(2,041.8)	$1,798.5
Cost of sales excluding depletion, depreciation and amortization	(1,631.2)	(970.2)	(466.3)	2,057.7	(1,010.0)
Gross margin excluding depletion, depreciation and amortization	$22.8	$412.6	$337.2	$15.9	$788.5
Depletion, depreciation and amortization	(7.8)	(216.8)	(213.7)	—	(438.3)
Impairment of mining properties and goodwill, net	—	(1.0)	(148.0)	—	(149.0)
Mine operating earnings/(loss)	15.0	194.8	(24.5)	15.9	201.2

Expenses (i)
General and administrative	(50.4)	(19.6)	(21.8)	—	(91.8)
Exploration and evaluation	(0.9)	(5.3)	(6.8)	—	(13.0)
Share of earnings of associate	(293.8)	(45.0)	(0.5)	344.8	5.5
Other operating income (expenses), net	19.2	(31.1)	21.2	—	9.3
Impairment of non-operating mining properties	—	—	(153.0)	—	(153.0)
Operating earnings (loss)	(310.9)	93.8	(185.4)	360.7	(41.8)
Finance costs	(109.0)	(286.5)	(222.4)	480.5	(137.4)
Other income (costs), net	126.6	130.8	225.6	(480.5)	2.5
(Loss)/income before taxes	(293.3)	(61.9)	(182.2)	360.7	(176.7)
Current income tax expense	(6.8)	(89.5)	(42.5)	—	(138.8)
Deferred income tax recovery	2.4	(24.7)	40.1	—	17.8
Income tax (expense) recovery	(4.4)	(114.2)	(2.4)	—	(121.0)
Net loss	$(297.7)	$(176.1)	$(184.6)	$360.7	$(297.7)

Attributable to:
Yamana Gold Inc. equity holders	(297.7)	(176.1)	(171.5)	360.7	(284.6)
Non-controlling interests	—	—	(13.1)	—	(13.1)
Net loss	(297.7)	(176.1)	(184.6)	360.7	(297.7)

Total other comprehensive income	$(10.5)	$—	$(0.7)	$0.7	$(10.5)
Total comprehensive loss	$(308.2)	$(176.1)	$(185.3)	$361.4	$(308.2)

(i)	Balances are net of intercompany movements in the respective classifications which are eliminated on consolidation.

For the year ended December 31, 2017 (ii)	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Revenue	$1,555.6	$1,367.3	$816.3	$(1,935.4)	$1,803.8
Cost of sales excluding depletion, depreciation and amortization	(1,536.5)	(932.3)	(502.8)	1,929.2	(1,042.4)
Gross margin excluding depletion, depreciation and amortization	$19.1	$435.0	$313.5	$(6.2)	$761.4
Depletion, depreciation and amortization	(6.5)	(193.2)	(227.1)	—	(426.8)
Impairment of mining properties and goodwill, net	—	—	(256.9)	—	(256.9)
Mine operating earnings/(loss)	12.6	241.8	(170.5)	(6.2)	77.7

Expenses (i)
General and administrative	(50.9)	(5.7)	(57.0)	—	(113.6)
Exploration and evaluation	(0.9)	(9.8)	(10.5)	—	(21.2)
Share of earnings of associate	(176.6)	(2.8)	—	179.4	—
Other operating income (expenses), net	(4.3)	(19.0)	(0.3)	—	(23.6)
Impairment of non-operating mining properties	—	—	(99.6)	—	(99.6)
Operating earnings (loss)	(220.1)	204.5	(337.9)	173.2	(180.3)
Finance costs	(115.6)	(128.1)	(210.7)	343.6	(110.8)
Other income (costs), net	108.3	77.3	129.8	(336.3)	(20.9)
(Loss)/income before taxes	(227.4)	153.7	(418.8)	180.5	(312.0)
Current income tax expense	(3.9)	(189.0)	(46.3)	—	(239.2)
Deferred income tax recovery	33.2	(18.5)	338.4	—	353.1
Income tax (expense) recovery	29.3	(207.5)	292.1	—	113.9
Net loss	$(198.1)	$(53.8)	$(126.7)	$180.5	$(198.1)

Attributable to:
Yamana Gold Inc. equity holders	(198.1)	(53.8)	(117.1)	180.5	(188.5)
Non-controlling interests	—	—	(9.6)	—	(9.6)
Net loss	(198.1)	(53.8)	(126.7)	180.5	(198.1)

Total other comprehensive income	$6.7	$—	$1.0	$(1.0)	$6.7
Total comprehensive loss	$(191.4)	$(53.8)	$(125.7)	$179.5	$(191.4)

(i)	Balances are net of intercompany movements in the respective classifications which are eliminated on consolidation.

(ii)
Comparatives in respect of certain balances have been reclassified to conform to the change in presentation adopted in the current period, including the removal of certain assets as guarantors following their respective sales. Additionally, certain revenues and expenses previously included as Guarantors Subsidiaries have been recast as they relate to Canadian Malartic General Partnership, a Non-Guarantor. This had no impact to net earnings (loss).

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

For the year ended December 31, 2018	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Operating activities
Loss before taxes	$(293.3)	$(62.0)	$(182.0)	$360.6	$(176.7)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	7.8	216.8	213.7	—	438.3
Share-based payments	4.7	—	0.6	—	5.3
Other (income) costs, net	(126.6)	(130.8)	(225.6)	480.5	(2.5)
Finance costs	109.0	286.5	222.4	(480.5)	137.4
Mark-to-market on financial assets and metal concentrates	17.6	—	—	—	17.6
Share of earnings of associate	293.8	45.0	0.5	(344.8)	(5.5)
Impairment of mineral properties, net	—	1.0	301.0	—	302.0
Amortization of deferred revenue on metal purchase agreements	(72.7)	—	(26.8)	—	(99.5)
Gain on asset disposals	(39.1)	—	(35.1)	—	(74.2)
Other non-cash (recoveries)/expenses	2.5	37.8	10.1	—	50.4
Advanced payments received on metal purchase agreements	127.8	—	—	—	127.8
Decommissioning, restoration and similar liabilities paid	—	(2.8)	(2.5)	—	(5.3)
Other payments	—	—	(6.7)	—	(6.7)
Cash flows from operating activities before income taxes paid and net change in working capital	$31.5	$391.5	$269.6	$15.8	$708.4
Income taxes paid	(0.1)	(13.4)	(27.3)	—	(40.8)
Payments made to Brazilian tax authorities	—	(101.3)	—	—	(101.3)
Cash flows from operating activities before net change in working capital	$31.4	$276.8	$242.3	$15.8	$566.3
Net change in working capital	(26.6)	(46.4)	(89.1)	—	(162.1)
Intercompany movement in operations	118.2	(9.4)	(108.8)	—	—
Cash flows from operating activities	$123.0	$221.0	$44.4	$15.8	$404.2
Investing activities
Acquisition of property, plant and equipment	$(14.4)	$(203.1)	$(229.4)	$—	$(446.9)
Net proceeds on disposal of subsidiaries and other assets	4.3	—	185.6	—	189.9
Acquisition of investments and other assets	(3.9)	—	(1.3)	—	(5.2)
Cash used in other investing activities	—	(37.0)	(30.4)	—	(67.4)
Cash flows used in investing activities	$(14.0)	$(240.1)	$(75.5)	$—	$(329.6)
Financing activities
Dividends paid	$(19.0)	$—	$—	$—	$(19.0)
Interest and other finance expenses paid	(80.1)	—	—	—	(80.1)
Financing costs paid on early note redemption	(14.7)	—	—	—	(14.7)
Proceeds from Brio Gold Inc. private placement and rights offering	—	—	—	—	—
Repayment of term loan and notes payable	(486.5)	—	—	—	(486.5)
Proceeds from term loan and notes payable	460.0	—	—	—	460.0
Proceeds from other financing activities	6.0	—	—	—	6.0
Proceeds (repayments) of intercompany financing activities	(5.6)	15.2	6.2	(15.8)	—
Cash flows (used in) from financing activities	$(139.9)	$15.2	$6.2	$(15.8)	$(134.3)

Effect of foreign exchange on non-US Dollar denominated cash and cash equivalents	0.3	1.3	1.4	—	3.0
(Decrease) Increase in cash and cash equivalents	$(30.6)	$(2.6)	$(23.5)	$—	$(56.7)
Cash and cash equivalents, beginning of year	$98.2	$16.8	$33.9	$—	$148.9
Cash and cash equivalents, classified as held for sale, beginning of year	$—	$—	$6.3	$—	$6.3
Cash and cash equivalents, end of year	$67.6	$14.2	$16.7	$—	$98.5
Cash and cash equivalents reclassified as held for sale	$—	$—	$—	$—	$—
Cash and cash equivalents, excluding amounts classified as held for sale, end of year	$67.6	$14.2	$16.7	$—	$98.5

For the year ended December 31, 2017 (i)	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Operating activities
Loss before taxes	$(227.3)	$153.7	$(418.9)	$180.5	$(312.0)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	6.5	193.2	227.1	—	426.8
Share-based payments	7.2	—	5.4	—	12.6
Other (income) costs, net	(108.3)	(77.3)	(129.8)	336.3	20.9
Finance costs	115.6	128.1	210.7	(343.6)	110.8
Mark-to-market on financial assets and metal concentrates	(1.5)	—	—	—	(1.5)
Share of earnings of associate	176.6	2.8	—	(179.4)	—
Impairment of mineral properties, net	—	—	356.5	—	356.5
Amortization of deferred revenue on metal purchase agreements	—	—	(8.6)	—	(8.6)
Gain on asset disposals	—	—	—	—	—
Other non-cash expenses (recoveries)	—	16.6	(24.4)	—	(7.8)
Advanced payments received on metal purchase agreements	6.6	—	—	—	6.6
Decommissioning, restoration and similar liabilities paid	—	(3.7)	(0.9)	—	(4.6)
Other payments	—	—	(6.0)	—	(6.0)
Cash flows from operating activities before income taxes paid and net change in working capital	$(24.6)	$413.4	$211.1	$(6.2)	$593.7
Income taxes paid	—	(3.0)	(16.0)	—	(19.0)
Payments made to Brazilian tax authorities	—	(76.7)	—	—	(76.7)
Cash flows from operating activities before net change in working capital	$(24.6)	$333.7	$195.1	$(6.2)	$498.0
Net change in working capital	7.6	(47.7)	(2.4)	28.5	(14.0)
Intercompany movement in operations	(51.8)	(15.3)	67.1	—	—
Cash flows from operating activities	$(68.8)	$270.7	$259.8	$22.3	$484.0
Investing activities
Acquisition of property, plant and equipment	$(2.4)	$(206.6)	$(398.5)	$—	$(607.5)
Net proceeds on disposal of subsidiaries and other assets	17.5	—	—	—	17.5
Acquisition of investments and other assets	—	—	—	—	—
Cash used in other investing activities	—	(54.2)	—	—	(54.2)
Cash flows used in investing activities	$15.1	$(260.8)	$(398.5)	$—	$(644.2)
Financing activities
Dividends paid	$(18.9)	$—	$—	$—	$(18.9)
Interest and other finance expenses paid	(103.8)	—	—	—	(103.8)
Financing costs paid on early note redemption	—	—	—	—	—
Proceeds from Brio Gold Inc. private placement and rights offering	71.5	—	—	—	71.5
Repayment of term loan and notes payable	(460.9)	—	—	—	(460.9)
Proceeds from term loan and notes payable	655.0	—	75.0	—	730.0
Proceeds from other financing activities	—	—	—	—	—
Proceeds (repayments) of intercompany financing activities	(26.2)	(4.9)	53.4	(22.3)	—
Cash flows (used in) from financing activities	$116.7	$(4.9)	$128.4	$(22.3)	$217.9
Effect of foreign exchange on non-US Dollar denominated cash and cash equivalents	0.1	(6.6)	6.6	—	0.1

(Decrease) Increase in cash and cash equivalents	$63.1	$(1.6)	$(3.7)	$—	$57.8
Cash and cash equivalents, beginning of year	$35.1	$18.4	$43.9	$—	$97.4
Cash and cash equivalents, classified as held for sale, beginning of year	$—	$—	$—	$—	$—
Cash and cash equivalents, end of year	$98.2	$16.8	$40.2	$—	$155.2
Cash and cash equivalents reclassified as held for sale	$—	$—	$(6.3)	$—	$(6.3)
Cash and cash equivalents, excluding amounts classified as held for sale, end of year	$98.2	$16.8	$33.9	$—	$148.9

(i)
Comparatives in respect of certain balances have been reclassified to conform to the change in presentation adopted in the current period, including the removal of certain assets as guarantors following their respective sales. Additionally, certain cash flow activities previously included as Guarantors Subsidiaries have been recast as they relate to Canadian Malartic General Partnership, a Non-Guarantor.